Maturities of Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 49	$ 114
2014	66	67
2015	2	2
Notes payable	$ 117	$ 183	$ 399